FINANCIAL INSTRUMENTS (Details 14) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Financial liabilities		$ 5,182,353	[1]	$ 5,002,072	[1]	$ 4,454,380
Financial liabilities, at fair value	[1]	5,206,334		5,198,654
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		1,439,610		1,244,939
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		2,062,044		2,057,747
Financial liabilities, at fair value		1,948,482		2,135,893
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		925,780		834,908
Financial liabilities, at fair value		962,866		870,399
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		187,219		194,342
Financial liabilities, at fair value		187,219		194,342
U.S Dollar [Member] | Related party payables
Disclosure Of Financials Instruments [Line items]
Financial liabilities		1,777		1,354
Financial liabilities, at fair value		1,777		1,354
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		1,439,610		1,244,938
Financial liabilities, at fair value		1,544,813		1,333,087
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		28,180		22,060
Financial liabilities, at fair value		28,180		22,060
Unidad de Fomento [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		57,349		96,913
Financial liabilities, at fair value		53,594		92,542
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		14,655		23,549
Financial liabilities, at fair value		14,655		23,358
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		90,113		158,567
Financial liabilities, at fair value		90,113		158,567
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		348,886		333,529
Financial liabilities, at fair value		348,886		333,529
Chilean Pesos [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		10,838		15,463
Financial liabilities, at fair value		9,847		14,821
Chilean Pesos [Member] | Related party payables
Disclosure Of Financials Instruments [Line items]
Financial liabilities		8,452		9,854
Financial liabilities, at fair value		8,452		9,854
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		7,450		8,848
Financial liabilities, at fair value		$ 7,450		$ 8,848

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.